Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
		Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses			$ 15,088	$ 13,609		$ 13,788
Stockholders' equity, including portion attributable to noncontrolling interest			187,443	182,213		189,889		$ 184,994
Depreciation and amortization expense			1,300	1,200		1,400
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Noninterest income			30,222	29,418		43,387
Noninterest expense			55,562	57,205		53,758
Income tax expense (benefit)			2,607	2,251	[1]	5,764	[1]
Net income (loss)			$ 19,142	$ 13,677	[1]	$ 22,109	[1]
Diluted earnings per common share (in dollars per share)			$ 4.83	$ 3.27		$ 5.08
Other assets			$ 78,815	$ 75,838	[2]			87,496
Derivative liabilities			18,495	20,067	[2]			16,482
Accrued expenses and other liabilities			71,210	68,740				75,263
Retained earnings			201,136	187,968	[2]			161,945
Accumulated other comprehensive income (loss)			(11,580)	(13,362)	[2]			214
Supplemental cash flow information - Noncash activities
Held-to-maturity debt securities purchased from securitization of loans held for sale			94	745		$ 20,265
Transfers from loans to loans held for sale			1,920	6,586		19,297
Transfers from available-for-sale debt securities to held-to-maturity debt securities			3,687	50,132		55,993
Retained Earnings [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest			201,136	187,968		180,146		161,945
Accumulative other comprehensive income (loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest			(11,580)	(13,362)		(1,746)		214
Interest rate contracts [Member] | Designated as hedging instrument [Member]
Summary of Significant Accounting Policies [Line Items]
Derivative, notional amount			357,096	263,876
Fixed rate securities [Member]
Supplemental cash flow information - Noncash activities
Transfers from held-to-maturity debt securities to available-for-sale debt securities			$ 23,919	0		0
Accounting Standards Update 2018-12 Retrospective [Member] | Previously reported [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest								185,712
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Noninterest income				28,835		42,713
Noninterest expense				57,282		53,831
Income tax expense (benefit)				2,087		5,578
Net income (loss)				$ 13,182		$ 21,548
Diluted earnings per common share (in dollars per share)				$ 3.14		$ 4.95
Other assets				$ 75,834				87,337
Derivative liabilities				20,085				16,509
Accrued expenses and other liabilities				69,056				74,360
Retained earnings				187,649				162,683
Accumulated other comprehensive income (loss)				(13,381)				194
Accounting Standards Update 2018-12 Retrospective [Member] | Previously reported [Member] | Retained Earnings [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest								162,683
Accounting Standards Update 2018-12 Retrospective [Member] | Previously reported [Member] | Accumulative other comprehensive income (loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest								194
Accounting Standards Update 2018-12 Retrospective [Member] | Revision of prior period, accounting standards update, adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	[3]							(718)
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Noninterest income				583		$ 674
Noninterest expense				(77)		(73)
Income tax expense (benefit)				164		186
Net income (loss)				$ 495		$ 561
Diluted earnings per common share (in dollars per share)				$ 0.13		$ 0.13
Other assets				$ 4				159
Derivative liabilities				(18)				(27)
Accrued expenses and other liabilities				(316)				903
Retained earnings				319				(738)
Accumulated other comprehensive income (loss)				19				20
Accounting Standards Update 2018-12 Retrospective [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Retained Earnings [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	[3]							(738)
Accounting Standards Update 2018-12 Retrospective [Member] | Revision of prior period, accounting standards update, adjustment [Member] | Accumulative other comprehensive income (loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	[3]							$ 20
Accounting Standards Update 2022-02 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				(429)		$ 0
Stockholders' equity, including portion attributable to noncontrolling interest	[4]			323
Accounting Standards Update 2022-02 [Member] | Retained Earnings [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	[4]			$ 323
Accounting Standards Update 2022-01 [Member] | Fixed rate securities [Member]
Summary of Significant Accounting Policies [Line Items]
Debt securities, available-for-sale, fair value, transfer from, held-to-maturity, amount		$ 23,200
OCI, debt securities, available-for-sale, transfer from held-to-maturity, loss, after tax		566
Supplemental cash flow information - Noncash activities
Transfers from held-to-maturity debt securities to available-for-sale debt securities		23,900
Accounting Standards Update 2022-01 [Member] | Fixed rate securities [Member] | Portfolio layer method [Member] | Interest rate contracts [Member] | Fair value hedging [Member] | Designated as hedging instrument [Member]
Summary of Significant Accounting Policies [Line Items]
Derivative, notional amount		$ 20,100

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[4]	Effective January 1, 2023, we adopted ASU 2022-02 – Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures. For additional information, see Note 1 (Summary of Significant Accounting Policies).